Derivative Financial Instruments - Derivative Assets and Liabilities Recorded within Derivative Assets and Derivative Liabilities and Related Margin Deposits Recorded in Other Assets (Detail) - USD ($)
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Total derivative assets instruments before netting	$ 71,093,000	$ 13,385,000
Derivative assets, Netting	(37,384,000)	(3,300,000)
Net amounts of assets presented in the consolidated balance sheet	33,709,000	10,085,000
Margin deposits (received from) placed with derivatives counterparties included in Other assets	(18,071,000)	679,000
Total derivative liabilities	28,885,000	7,135,000
Derivative liabilities, Netting	(19,312,000)	(3,978,000)
Total derivative liabilities after netting	9,573,000	3,157,000
Interest Rate Lock Commitments [Member]
Derivatives, Fair Value [Line Items]
Notional amount	1,420,468,000	970,067,000
Total derivative assets instruments before netting	7,069,000	4,983,000
Net amounts of assets presented in the consolidated balance sheet	7,069,000	4,983,000
Total derivative liabilities	3,292,000	337,000
Forward Sale Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional amount	6,148,242,000	2,450,642,000	$ 1,601,283,000	$ 3,588,027,000
Total derivative assets instruments before netting	13,164,000	2,604,000
Derivative assets, Netting	0	0
Net amounts of assets presented in the consolidated balance sheet	13,164,000	2,604,000
Total derivative liabilities	17,974,000	2,680,000
Forward Purchase Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional amount	4,840,707,000	2,469,550,000	1,100,700,000	2,781,066,000
Total derivative assets instruments before netting	30,879,000	2,444,000
Derivative assets, Netting	0	0
Net amounts of assets presented in the consolidated balance sheet	30,879,000	2,444,000
Total derivative liabilities	7,619,000	3,774,000
MBS Put Options [Member]
Derivatives, Fair Value [Line Items]
Notional amount	925,000,000	375,000,000	340,000,000	55,000,000
Total derivative assets instruments before netting	1,697,000	93,000
Derivative assets, Netting	0	0
Net amounts of assets presented in the consolidated balance sheet	1,697,000	93,000
Total derivative liabilities	0	0
MBS Call Options [Member]
Derivatives, Fair Value [Line Items]
Notional amount	750,000,000	0	0	110,000,000
Total derivative assets instruments before netting	142,000	0
Derivative assets, Netting	0	0
Net amounts of assets presented in the consolidated balance sheet	142,000	0
Swap Futures [Member]
Derivatives, Fair Value [Line Items]
Notional amount	150,000,000	0
Total derivative assets instruments before netting	0	0
Total derivative liabilities	0	0
Eurodollar Future Sale Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional amount	1,351,000,000	1,755,000,000	7,426,000,000	8,779,000,000
Total derivative assets instruments before netting	0	0
Total derivative liabilities	0	0
Call Options on Interest Rate Futures [Member]
Derivatives, Fair Value [Line Items]
Notional amount	200,000,000	50,000,000	1,030,000,000	0
Total derivative assets instruments before netting	63,000	1,156,000
Derivative assets, Netting	0	0
Net amounts of assets presented in the consolidated balance sheet	63,000	1,156,000
Total derivative liabilities	0	305,000
Put Options on Interest Rate Futures [Member]
Derivatives, Fair Value [Line Items]
Notional amount	550,000,000	1,600,000,000	275,000,000	$ 52,500,000
Total derivative assets instruments before netting	2,469,000	1,512,000
Derivative assets, Netting	0	0
Net amounts of assets presented in the consolidated balance sheet	2,469,000	1,512,000
Total derivative liabilities	0	39,000
CRT Agreements [Member]
Derivatives, Fair Value [Line Items]
Notional amount	14,379,850,000	4,546,265,000	$ 0
Total derivative assets instruments before netting	15,610,000	593,000
Net amounts of assets presented in the consolidated balance sheet	15,610,000	0
Total derivative liabilities	$ 0	$ 0